UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: February 28, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INTERMEDIATE

MATURITY NEW YORK MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2007

Legg Mason Partners Intermediate Maturity New York Municipals Fund

Schedule of Investments (unaudited)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 97.7%
Education - 31.8%
$710,000	A-	Hempstead Town, NY, IDA Civic Facility Revenue, Adelphi University, 5.250% due 2/1/14	$741,006
860,000	Aaa(a)	Huntington Union Free School District, GO, FGIC-Insured, 5.500% due 7/15/11	925,360
		Nassau County, NY, IDA Civic Facility Revenue, Hofstra University Project, MBIA-Insured:
1,250,000	AAA	5.250% due 7/1/13	1,364,150
2,000,000	AAA	5.250% due 7/1/14	2,205,240
		New York State Dormitory Authority Revenue:
2,400,000	AAA	City University Refunding, Series C, AMBAC/TCRS-Insured, 5.750% due 7/1/12	2,532,696
2,000,000	AAA	City University Systems, 2nd Generation, Series A, FGIC-Insured, 5.000% due 7/1/16	2,071,520
1,370,000	AAA	NYSARC Inc., Series A, FSA-Insured, 5.000% due 7/1/12	1,446,446
3,500,000	AA-	Series B, 5.250% due 11/15/23 (b)	3,740,380
500,000	AAA	Siena College, MBIA-Insured, 5.000% due 7/1/10	522,030
		St. Johns University, Series A, MBIA-Insured:
1,500,000	AAA	5.000% due 7/1/18	1,651,080
1,000,000	AAA	5.000% due 7/1/19	1,097,140
1,200,000	AAA	5.000% due 7/1/20	1,313,352
1,000,000	AAA	5.000% due 7/1/21	1,092,680
1,100,000	AA	St. Thomas Aquinas, Radian-Insured, 5.000% due 7/1/14	1,125,553
2,230,000	AA-	State University Dormitory Facilities, 5.250% due 7/1/13	2,395,488
4,950,000	AAA	Third General Resolution, Series A, MBIA/IBC-Insured, 5.250% due 11/15/12 (c)	5,366,889
725,000	AAA	Yeshiva University, AMBAC-Insured, 5.375% due 7/1/15	776,946
		Pulaski, Central School District, NY, GO, FGIC-Insured:
445,000	Aaa(a)	5.000% due 6/15/11	469,471
780,000	Aaa(a)	5.000% due 6/15/12	831,246
		Troy, NY, IDA Civic Facility Revenue, Rensselaer Polytechnic Institute, Series A:
1,150,000	A	5.500% due 9/1/11	1,227,533
1,100,000	A	5.500% due 9/1/12	1,187,901
1,000,000	A	5.500% due 9/1/13	1,084,020

		Total Education	35,168,127

Escrowed to Maturity (d) - 1.4%
640,000	Aaa(a)	New York State Dormitory Authority Revenue, New York Law School, AMBAC-Insured, 5.200% due 7/1/08	653,658
605,000	AAA	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revenue, Series F, 5.250% due 6/15/14	622,333
240,000	AAA	Suffolk County, NY, Water Authority, Waterworks Revenue, Senior Lien, MBIA-Insured, 5.100% due 6/1/09	247,925

		Total Escrowed to Maturity	1,523,916

Finance - 6.0%
		Municipal Assistance Corp. for the City of Troy, NY:
1,990,000	AAA	Capital Appreciation, Series B, MBIA-Insured, zero coupon bond to yield 5.690% due 1/15/19	1,235,392
1,080,000	AAA	Series A, MBIA-Insured, 5.000% due 1/15/08	1,091,891
		New York City, NY, TFA Revenue, Future Tax Secured:
1,450,000	AAA	Series A, 4.750% due 11/15/16	1,496,356
1,600,000	AAA	Series B, MBIA-Insured, 5.250% due 5/1/12	1,725,472
1,000,000	AAA	Series C, 5.375% due 2/1/15	1,071,660

		Total Finance	6,620,771

See Notes to Schedule of Investments.

Legg Mason Partners Intermediate Maturity New York Municipals Fund

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
General Obligation - 10.8%
$1,540,000	AAA	Buffalo, NY, GO, School, Series B, FSA-Insured, 4.750% due 2/1/16	$1,588,110
1,000,000	AAA	Erie County, NY, GO, Public Improvement, Series A, FGIC-Insured, 5.750% due 10/1/11	1,061,460
1,000,000	BBB+	Monroe County, NY, GO, Public Improvement, 6.000% due 3/1/18	1,171,570
1,340,000	AA-	New York State Thruway Authority, General Revenue, Series E, Unrefunded Balance, 5.000% due 1/1/16	1,368,113
435,000	AAA	Niagara County, NY, GO, Environmental Infrastructure, Series A, MBIA-Insured, 5.250% due 8/15/13	473,598
275,000	Aaa(a)	North Hempstead, NY, GO, 5.000% due 5/15/12	292,809
630,000	Aaa(a)	Nyack, NY, GO, Union Free School District, FGIC-Insured, 5.250% due 12/15/15	701,587
1,880,000	AAA	Suffolk County, NY, GO, Public Improvement, Series A, MBIA-Insured, 5.250% due 4/1/13	2,018,988
		Yonkers, NY, GO, FGIC-Insured:
1,125,000	AAA	Series A, 5.000% due 9/1/14	1,149,694
2,050,000	AAA	Series C, 5.000% due 6/1/15	2,132,266

		Total General Obligation	11,958,195

Government Facilities - 1.8%
1,900,000	AA-	New York State Urban Development Corp. Revenue, Correctional Facilities, Series A, 6.500% due 1/1/09	1,993,822

Healthcare - 1.5%
1,500,000	AAA	New York State Dormitory Authority Lease Revenue, Municipal Health Facilities Improvement Program, Series 1, FSA-Insured, 5.500% due 1/15/14	1,604,625

Hospitals - 1.0%
1,000,000	AA-	New York State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series B, 6.000% due 2/15/12	1,099,240

Industrial Development - 1.9%
500,000	Baa1(a)	New York City, NY, IDA Civic Facilities Revenue, YMCA Greater New York Project, 6.000% due 8/1/07	504,085
605,000	AA	Onondaga County, NY, IDA, Syracuse Home Association Project, LOC-HSBC Bank (USA) Inc., 5.000% due 12/1/13	629,763
1,000,000	NR	Port Authority of New York & New Jersey Special Obligation Revenue, Fourth Installment, Special Project, KIAC-4, 6.750% due 10/1/11 (e)	1,012,680

		Total Industrial Development	2,146,528

Life Care Systems - 0.9%
1,000,000	AA+	Syracuse, NY, IDA Civic Facility Revenue, Crouse Health Inc., Project, LOC-Bank of America, 5.000% due 1/1/10	1,013,310

Miscellaneous - 6.2%
1,090,000	BBB+	Albany, NY, Parking Authority Revenue, Series B, 5.250% due 10/15/12	1,123,550
500,000	A	Capital District Youth Center, Lease Revenue, LOC-KeyBank NA, 6.000% due 2/1/17	509,535
1,100,000	AAA	Municipal Assistance Corp. for the City of Troy, NY, Series A, MBIA-Insured, 5.000% due 1/15/16	1,117,622
1,395,000	AAA	Suffolk County, NY, Judicial Facilities Agency, Service Agreement Revenue, John P. Cohalan Complex, AMBAC-Insured, 5.750% due 10/15/11	1,482,118
		Virgin Islands Public Finance Authority Revenue, Senior Lien, Series A:
1,580,000	BBB	5.300% due 10/1/11	1,624,824
1,000,000	BBB	5.500% due 10/1/13	1,034,480

		Total Miscellaneous	6,892,129

See Notes to Schedule of Investments.

Legg Mason Partners Intermediate Maturity New York Municipals Fund

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pollution Control - 0.7%
$750,000	BBB	Essex County, NY, IDA, PCR, International Paper Co. Project, Series C, 5.700% due 7/1/16 (e)	$808,965

Pre-Refunded (f) - 2.4%
1,000,000	AAA	Long Island Power Authority, Electric System Revenue, Series A, FSA-Insured, Call 6/1/08 @ 101, 5.000% due 12/1/15	1,026,940
		New York State Thruway Authority:
205,000	AA-	General Revenue, Series E, Call 1/1/08 @101, 5.000% due 1/1/16	209,403
1,000,000	AAA	Highway & Bridge Transportation Fund, Series A, Call 4/1/11 @101, FGIC-Insured, 5.500% due 4/1/16	1,080,780
355,000	AA-	New York State Urban Development Corp., Correctional and Youth Facilities, Series A, Call 1/1/11 @ 100, 5.500% due 1/1/17	378,214

		Total Pre-Refunded	2,695,337

Public Facilities - 4.5%
4,645,000	AA-	New York State Urban Development Corp., Correctional and Youth Facilities, Unrefunded Balance, Series A, 5.500% due 1/1/17 (c)	4,938,517

Transportation - 15.6%
		Metropolitan Transportation Authority of New York:
1,500,000	AA-	Series A, 5.500% due 1/1/15	1,674,300
		Service Contract, Series A:
3,000,000	AAA	FGIC-Insured, 5.250% due 11/15/11	3,213,240
2,000,000	AAA	FSA-Insured, 5.500% due 11/15/13	2,193,960
1,500,000	AAA	New York State Thruway Authority, Highway & Bridge Transportation Fund, Series B, MBIA-Insured, 5.250% due 4/1/11	1,593,510
1,600,000	AAA	Niagara Falls, Bridge Commission Toll Revenue, Series B, FGIC-Insured, 5.250% due 10/1/15	1,727,120
		Port Authority of New York & New Jersey Special Obligation Revenue:
3,000,000	AAA	Consolidated, 126th Series, FGIC-Insured, 5.500% due 11/15/11 (e)	3,218,550
		Special Project, JFK International Airport Terminal 6, MBIA-Insured:
1,000,000	AAA	6.000% due 12/1/07 (e)	1,016,250
415,000	AAA	6.250% due 12/1/10 (e)	448,893
2,000,000	AA-	Triborough Bridge & Tunnel Authority New York Revenue, General Purpose, Series A, 5.250% due 1/1/14	2,140,220

		Total Transportation	17,226,043

Utilities - 4.3%
		Long Island Power Authority, Electric System Revenue:
2,000,000	AAA	MBIA-Insured, 5.250% due 4/1/10	2,053,180
2,500,000	A -	Series B, 5.250% due 6/1/13	2,708,175

		Total Utilities	4,761,355

Water and Sewer - 6.9%
1,000,000	AAA	Nassau County, NY, GO, Combined Sewer Districts, Series E, MBIA-Insured, 5.400% due 5/1/10	1,052,270
3,250,000	AAA	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series D, MBIA-Insured, 5.000% due 6/15/15	3,334,305
		New York State Environmental Facilities Corp., State Clean Water & Drinking:
1,900,000	AAA	Revolving Funds, Series C, 5.250% due 6/15/14	2,026,274
395,000	AAA	Second Resources, Series F, Unrefunded Balance, 5.250% due 6/15/14	406,621
760,000	AAA	Suffolk County, NY, Water Authority, Waterworks Revenue, Unrefunded Balance, Senior Lien, MBIA-Insured, 5.100% due 6/1/09	784,601

		Total Water and Sewer	7,604,071

See Notes to Schedule of Investments.

Legg Mason Partners Intermediate Maturity New York Municipals Fund

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $104,098,595)	108,054,951

SHORT-TERM INVESTMENTS (g) - 1.2%
General Obligation - 0.6%
$700,000	A-1	New York City, NY, GO, Series H, Subordinated Series H-2, MBIA-Insured, SPA-Wachovia Bank, 3.600%, 3/1/07	$700,000

Water and Sewer - 0.6%
700,000	A-1+	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Fiscal 2003, Subordinated Series C-3, SPA-Bank of New York, 3.620%, 3/1/07	700,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,400,000)	1,400,000

		TOTAL INVESTMENTS - 98.9% (Cost - $105,498,595#)	109,454,951
		Other Assets in Excess of Liabilities - 1.1%	1,196,885

		TOTAL NET ASSETS - 100.0%	$110,651,836

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2007.

(c)	All or a portion of this security is segregated for open futures contracts.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 5 and 6 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC - Ambac Assurance Corporation

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance

GO - General Obligation

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corporation

PCR - Pollution Control Revenue

Radian - Radian Assets Assurance

SPA - Standby Bond Purchase Agreement

TCRS - Transferable Custodial Receipts

TFA - Transitional Finance Authority

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment fund of the Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is a separate non-diversified series of Legg Mason Partners Income Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,042,744
Gross unrealized depreciation	(86,388)

Net unrealized appreciation	$3,956,356

At February 28, 2007, the Fund had the following open futures contracts:

Contracts to Sell:	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
U.S. Treasury 10-Year Notes	50	6/07	$5,434,100	$5,429,687	$4,413

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 26, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: April 26, 2007